UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts    02199-8197

(Address of principal executive offices)                                         (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

May 31, 2020

Loomis Sayles Global Growth Fund

Vaughan Nelson Select Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may currently elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES GLOBAL GROWTH FUND

Manager:	Symbols:

Aziz V. Hamzaogullari, CFA®	Class A LSAGX

Loomis, Sayles & Company, L.P.	Class C LSCGX

Class N LSNGX

Class Y LSGGX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

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Average Annual Total Returns — May 31, 20203

					Expense Ratios[4]
	6 Months	1 Year	Life of Class		Gross	Net

Class Y (Inception 3/31/2016)			Class Y/A/C	Class N
NAV	5.21%	14.79%	14.12%	—%	1.23%	1.00%

Class A (Inception 3/31/2016)
NAV	5.09	14.46	13.82	—	1.49	1.25
With 5.75% Maximum Sales Charge	-0.94	7.86	12.21	—

Class C (Inception 3/31/2016)
NAV	4.77	13.72	12.96	—	2.23	2.00
With CDSC[1]	3.78	12.72	12.96	—

Class N (Inception 3/31/2017)
NAV	5.28	14.87	—	13.77	1.22	0.95

Comparative Performance
MSCI ACWI (Net)[2]	-5.96	5.43	8.20	6.14

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON SELECT FUND

Managers:	Symbols:

Chris D. Wallis, CFA®	Class A VNSAX

Scott J. Weber, CFA®	Class C VNSCX

Vaughan Nelson Investment Management, L.P.	Class N VNSNX

Class Y VNSYX

Investment Goal

The Fund seeks long-term capital appreciation.

3  |

Average Annual Total Returns — May 31, 20203

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 6/29/2012)				Class Y/A/C	Class N
NAV	-1.82%	11.03%	8.84%	13.40%	—%	0.93%	0.90%

Class A (Inception 6/29/2012)
NAV	-1.92	10.81	8.59	13.11	—	1.18	1.15
With 5.75% Maximum Sales Charge	-7.57	4.41	7.31	12.27	—

Class C (Inception 6/29/2012)
NAV	-2.33	9.94	7.77	12.27	—	1.93	1.90
With CDSC[1]	-3.23	8.94	7.77	12.27	—

Class N (Inception 3/31/2017)
NAV	-1.83	11.07	—	—	10.26	63.48	0.85

Comparative Performance
S&P 500® Index[2]	-2.10	12.84	9.86	12.97	10.49

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2019 through May 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES GLOBAL GROWTH FUND	BEGINNING ACCOUNT VALUE 12/1/2019	ENDING ACCOUNT VALUE 5/31/2020	EXPENSES PAID DURING PERIOD* 12/1/2019 – 5/31/2020
Class A
Actual	$1,000.00	$1,050.90	$6.41
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31
Class C
Actual	$1,000.00	$1,047.70	$10.24
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$10.07
Class N
Actual	$1,000.00	$1,052.80	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80
Class Y
Actual	$1,000.00	$1,052.10	$5.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

VAUGHAN NELSON SELECT FUND	BEGINNING ACCOUNT VALUE 12/1/2019	ENDING ACCOUNT VALUE 5/31/2020	EXPENSES PAID DURING PERIOD* 12/1/2019 – 5/31/2020
Class A
Actual	$1,000.00	$ 980.80	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.70
Class C
Actual	$1,000.00	$ 976.70	$9.29
Hypothetical (5% return before expenses)	$1,000.00	$1,015.60	$9.47
Class N
Actual	$1,000.00	$ 981.70	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29
Class Y
Actual	$1,000.00	$ 981.80	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.45

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.13%, 1.88%, 0.85% and 0.88% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Vaughan Nelson Select Fund, sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for

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various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings. These updates have increased in frequency during the COVID-19 crisis.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2020. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2019, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the

9  |

independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Global Growth Fund	25%	14%	N/A
Vaughan Nelson Select Fund	63%	26%	29%

In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies and (2) that the Vaughan Nelson Select Fund’s longer-term performance was strong. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the COVID-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have

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expense caps in place, and they considered the amounts waived or reimbursed by the Advisers for the Funds under their respective expense cap agreements.

The Trustees noted that the Vaughan Nelson Select Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including: (1) that the Fund has a more complex and flexible investment strategy than its peers and (2) that the advisory fee rate had been reduced last year and the comparison against the peer group did not reflect the full impact of that reduction.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

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The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events, including but not limited to the COVID-19 crisis, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2021.

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LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on December 1, 2018 and ending December 31, 2019 (including updates through May 31, 2020)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). Neither of the Funds has established an HLIM.

During the period from December 1, 2018 to December 31, 2019, there were no material changes to the Program and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations during the period.

During the period January 1, 2020 through May 31, 2020, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board has been implemented effectively. The Program Administrator has also monitored, assessed and managed each Fund’s liquidity risk regularly and has determined that the Program is operating effectively.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

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Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Argentina — 7.1%
6,102	MercadoLibre, Inc.(a)	$5,196,890

	Brazil — 1.9%
597,828	Ambev S.A., ADR	1,380,983

	China — 16.2%
19,578	Alibaba Group Holding Ltd., Sponsored ADR(a)	4,060,281
11,894	Baidu, Inc., Sponsored ADR(a)	1,267,306
154,032	Budweiser Brewing Co. APAC Ltd., 144A	434,195
44,700	Tencent Holdings Ltd.	2,420,767
54,290	Trip.com Group Ltd., ADR(a)	1,442,485
49,606	Yum China Holdings, Inc.	2,298,742

		11,923,776

	Denmark — 1.2%
12,943	Novo Nordisk A/S, Class B	847,827

	France — 0.9%
9,218	Sodexo S.A.	621,892

	Japan — 2.3%
9,600	FANUC Corp.	1,715,506

	Netherlands — 4.7%
1,771	Adyen NV, 144A(a)	2,325,659
11,947	NXP Semiconductors NV	1,148,107

		3,473,766

	Switzerland — 9.6%
14,223	Nestle S.A., (Registered)	1,544,291
22,287	Novartis AG, (Registered)	1,940,214
10,146	Roche Holding AG	3,521,895

		7,006,400

	United Kingdom — 5.8%
59,454	Experian PLC	2,085,199
9,992	Reckitt Benckiser Group PLC	894,948
25,232	Unilever NV	1,303,937

		4,284,084

	United States — 49.0%
2,303	Alphabet, Inc., Class A(a)	3,301,397
2,188	Amazon.com, Inc.(a)	5,343,906
6,074	Autodesk, Inc.(a)	1,277,848
12,220	Boeing Co. (The)	1,782,287
16,062	Colgate-Palmolive Co.	1,161,764
3,126	Core Laboratories NV	63,208
14,771	Deere & Co.	2,246,964
13,374	Expeditors International of Washington, Inc.	1,021,372
17,144	Facebook, Inc., Class A(a)	3,858,943
14,833	Microsoft Corp.	2,718,147
55,474	Oracle Corp.	2,982,837

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Global Growth Fund – (continued)

Shares	Description	Value (†)
	United States — continued
15,226	QUALCOMM, Inc.	$1,231,479
13,533	salesforce.com, Inc.(a)	2,365,433
43,262	Schlumberger Ltd.	799,049
16,786	SEI Investments Co.	910,137
89,668	Under Armour, Inc., Class A(a)	784,595
18,524	Visa, Inc., Class A	3,616,626
6,066	Yum! Brands, Inc.	544,302

		36,010,294

	Total Common Stocks (Identified Cost $64,570,920)	72,461,418

Principal Amount
Short-Term Investments — 1.2%
$881,503	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/2020 at 0.000% to be repurchased at $881,503 on 6/01/2020 collateralized by $875,000 U.S. Treasury Inflation Index Note, 0.125% due 4/15/2025 valued at $902,599 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $881,503)	881,503

	Total Investments — 99.9% (Identified Cost $65,452,423)	73,342,921
	Other assets less liabilities — 0.1%	90,377

	Net Assets — 100.0%	$73,433,298

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the value of Rule 144A holdings amounted to $2,759,854 or 3.8% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Global Growth Fund – (continued)

Industry Summary at May 31, 2020 (Unaudited)

Internet & Direct Marketing Retail	21.9%
Interactive Media & Services	14.7
Software	12.7
Pharmaceuticals	8.7
IT Services	8.1
Machinery	5.4
Hotels, Restaurants & Leisure	4.7
Semiconductors & Semiconductor Equipment	3.2
Professional Services	2.8
Household Products	2.8
Beverages	2.5
Aerospace & Defense	2.4
Food Products	2.1
Other Investments, less than 2% each	6.7
Short-Term Investments	1.2

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure Summary at May 31, 2020 (Unaudited)

United States Dollar	73.0%
Swiss Franc	9.6
Euro	5.9
British Pound	4.0
Hong Kong Dollar	3.9
Japanese Yen	2.3
Danish Krone	1.2

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 97.2% of Net Assets
	Biotechnology — 2.0%
37,775	AbbVie, Inc.	$3,500,609

	Capital Markets — 5.4%
186,200	Charles Schwab Corp. (The)	6,686,442
115,050	Virtu Financial, Inc., Class A	2,743,942

		9,430,384

	Chemicals — 4.7%
13,910	Sherwin-Williams Co. (The)	8,260,453

	Distributors — 3.5%
62,350	LKQ Corp.(a)	1,712,131
16,515	POOL CORP.	4,442,865

		6,154,996

	Diversified Telecommunication Services — 1.7%
38,950	Cogent Communications Holdings, Inc.	2,980,454

	Entertainment — 5.4%
76,950	Electronic Arts, Inc.(a)	9,455,616

	Food Products — 1.1%
30,525	Lamb Weston Holdings, Inc.	1,833,332

	Health Care Equipment & Supplies — 2.8%
20,160	Masimo Corp.(a)	4,842,230

	Health Care Providers & Services — 7.1%
31,775	HCA Healthcare, Inc.	3,396,748
29,325	UnitedHealth Group, Inc.	8,939,726

		12,336,474

	Industrial Conglomerates — 4.8%
21,055	Roper Technologies, Inc.	8,291,459

	Interactive Media & Services — 5.6%
43,030	Facebook, Inc., Class A(a)	9,685,623

	Internet & Direct Marketing Retail — 5.0%
3,580	Amazon.com, Inc.(a)	8,743,685

	IT Services — 6.9%
35,575	Broadridge Financial Solutions, Inc.	4,308,133
25,715	MasterCard, Inc., Class A	7,737,386

		12,045,519

	Life Sciences Tools & Services — 3.9%
19,325	Thermo Fisher Scientific, Inc.	6,748,097

	Metals & Mining — 4.5%
180,225	Wheaton Precious Metals Corp.	7,749,675

	Oil, Gas & Consumable Fuels — 4.6%
213,700	Enterprise Products Partners LP	4,081,670
1,415,350	Kosmos Energy Ltd.	2,575,937
14,275	Pioneer Natural Resources Co.	1,307,590

		7,965,197

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — 8.4%
142,175	Knight-Swift Transportation Holdings, Inc.	$5,915,902
50,725	Union Pacific Corp.	8,616,148

		14,532,050

	Semiconductors & Semiconductor Equipment — 9.4%
299,275	ON Semiconductor Corp.(a)	4,935,045
43,600	QUALCOMM, Inc.	3,526,368
66,800	Texas Instruments, Inc.	7,931,832

		16,393,245

	Software — 5.8%
55,375	Microsoft Corp.	10,147,469

	Specialty Retail — 4.6%
32,425	Home Depot, Inc. (The)	8,056,964

	Total Common Stocks (Identified Cost $142,527,880)	169,153,531

Principal Amount
Short-Term Investments — 1.6%
$2,781,367	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/2020 at 0.000% to be repurchased at $2,781,367 on 6/01/2020 collateralized by $2,560,000 U.S. Treasury Note, 2.500% due 1/31/2025 valued at $2,837,491 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,781,367)	2,781,367

	Total Investments — 98.8% (Identified Cost $145,309,247)	171,934,898
	Other assets less liabilities — 1.2%	2,068,989

	Net Assets — 100.0%	$174,003,887

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Industry Summary at May 31, 2020 (Unaudited)

Semiconductors & Semiconductor Equipment	9.4%
Road & Rail	8.4
Health Care Providers & Services	7.1
IT Services	6.9
Software	5.8
Interactive Media & Services	5.6
Entertainment	5.4
Capital Markets	5.4
Internet & Direct Marketing Retail	5.0
Industrial Conglomerates	4.8
Chemicals	4.7
Specialty Retail	4.6
Oil, Gas & Consumable Fuels	4.6
Metals & Mining	4.5
Life Sciences Tools & Services	3.9
Distributors	3.5
Health Care Equipment & Supplies	2.8
Biotechnology	2.0
Other Investments, less than 2% each	2.8
Short-Term Investments	1.6

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Statements of Assets and Liabilities

May 31, 2020 (Unaudited)

	Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$65,452,423	$145,309,247
Net unrealized appreciation	7,890,498	26,625,651

Investments at value	73,342,921	171,934,898
Foreign currency at value (identified cost $6,873 and $0, respectively)	6,873	—
Receivable for Fund shares sold	130,349	364,344
Receivable for securities sold	—	5,429,460
Dividends receivable	42,913	196,852
Tax reclaims receivable	93,395	—
Prepaid expenses (Note 7)	13	32

TOTAL ASSETS	73,616,464	177,925,586

LIABILITIES
Payable for securities purchased	38,004	3,658,444
Payable for Fund shares redeemed	33,141	57,757
Management fees payable (Note 5)	35,936	78,938
Deferred Trustees’ fees (Note 5)	21,416	63,360
Administrative fees payable (Note 5)	2,664	6,300
Payable to distributor (Note 5d)	230	1,138
Other accounts payable and accrued expenses	51,775	55,762

TOTAL LIABILITIES	183,166	3,921,699

NET ASSETS	$73,433,298	$174,003,887

NET ASSETS CONSIST OF:
Paid-in capital	$65,447,520	$149,716,709
Accumulated earnings	7,985,778	24,287,178

NET ASSETS	$73,433,298	$174,003,887

See accompanying notes to financial statements.

|  20

Statements of Assets and Liabilities (continued)

May 31, 2020 (Unaudited)

	Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$3,322,467	$12,131,344

Shares of beneficial interest	226,255	718,840

Net asset value and redemption price per share	$14.68	$16.88

Offering price per share (100/94.25 of net asset value) (Note 1)	$15.58	$17.91

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$959,601	$5,535,452

Shares of beneficial interest	67,011	348,347

Net asset value and offering price per share	$14.32	$15.89

Class N shares:
Net assets	$8,868,937	$1,364

Shares of beneficial interest	600,028	80

Net asset value, offering and redemption price per share	$14.78	$16.97	*

Class Y shares:
Net assets	$60,282,293	$156,335,727

Shares of beneficial interest	4,081,236	9,211,035

Net asset value, offering and redemption price per share	$14.77	$16.97

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

21  |

Statements of Operations

For the Six Months Ended May 31, 2020 (Unaudited)

	Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Dividends	$571,960	$1,683,124
Interest	3,633	8,925
Less net foreign taxes withheld	(51,023)	(9,793)

	524,570	1,682,256

Expenses
Management fees (Note 5)	283,545	747,823
Service and distribution fees (Note 5)	8,548	44,950
Administrative fees (Note 5)	15,725	44,185
Trustees’ fees and expenses (Note 5)	9,356	10,449
Transfer agent fees and expenses (Notes 5 and 6)	25,156	33,591
Audit and tax services fees	20,979	20,798
Custodian fees and expenses	17,013	4,544
Legal fees (Note 7)	1,160	2,818
Registration fees	51,519	52,926
Shareholder reporting expenses	8,348	13,778
Miscellaneous expenses (Note 7)	18,969	19,936

Total expenses	460,318	995,798
Less waiver and/or expense reimbursement (Note 5)	(97,930)	(69,985)

Net expenses	362,388	925,813

Net investment income	162,182	756,443

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	499,787	(2,627,579)
Foreign currency transactions (Note 2c)	(5,203)	150
Net change in unrealized appreciation (depreciation) on:
Investments	984,574	(5,056,119)
Foreign currency translations (Note 2c)	3,022	11

Net realized and unrealized gain (loss) on investments and foreign currency transactions	1,482,180	(7,683,537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,644,362	$(6,927,094)

See accompanying notes to financial statements.

|  22

Statements of Changes in Net Assets

	Loomis Sayles Global Growth Fund		Vaughan Nelson Select Fund
	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
FROM OPERATIONS:
Net investment income	$162,182	$180,061	$756,443	$2,231,313
Net realized gain (loss) on investments and foreign currency transactions	494,584	3,570,737	(2,627,429)	15,155,948
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	987,596	5,528,435	(5,056,108)	11,891,343

Net increase (decrease) in net assets resulting from operations	1,644,362	9,279,233	(6,927,094)	29,278,604

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(161,789)	(75,698)	(1,194,514)	(1,495,814)
Class C	(61,682)	(22,333)	(466,566)	(612,885)
Class N	(186,528)	(121,236)	(111)	(107)
Class Y	(3,528,042)	(2,042,734)	(16,481,886)	(15,234,859)

Total distributions	(3,938,041)	(2,262,001)	(18,143,077)	(17,343,665)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	5,188,974	6,072,679	(27,530,942)	15,032,522

Net increase (decrease) in net assets	2,895,295	13,089,911	(52,601,113)	26,967,461
NET ASSETS
Beginning of the period	70,538,003	57,448,092	226,605,000	199,637,539

End of the period	$73,433,298	$70,538,003	$174,003,887	$226,605,000

See accompanying notes to financial statements.

23  |

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class A
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017		Period Ended November 30, 2016*
Net asset value, beginning of the period	$14.78		$13.28		$13.44	$10.53		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.00	(b)	0.02	(0.00	)(b)	0.00	(b)
Net realized and unrealized gain (loss)	0.71		2.03		0.26 (c)	3.15		0.53

Total from Investment Operations	0.73		2.03		0.28	3.15		0.53

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)		(0.03)	(0.03)		—
Net realized capital gains	(0.83)		(0.48)		(0.41)	(0.21)		—

Total Distributions	(0.83)		(0.53)		(0.44)	(0.24)		—

Net asset value, end of the period	$14.68		$14.78		$13.28	$13.44		$10.53

Total return(d)(e)	5.09	%(f)	16.25%		2.05%	30.63%		5.30	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,322		$2,832		$1,851	$1,541		$195
Net expenses(g)	1.25	%(h)	1.26	%(i)	1.27%	1.29%		1.30	%(h)
Gross expenses	1.53	%(h)	1.49%		1.62%	2.56%		2.74	%(h)
Net investment income (loss)	0.23	%(h)	0.03%		0.16%	(0.00	)%(j)	0.00	%(h)(j)
Portfolio turnover rate	34%		37%		24%	17%		12%

*	From commencement of Class operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2019, the expense limit decreased from 1.30% to 1.25%.
(j)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  24

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class C
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017		Period Ended November 30, 2016*
Net asset value, beginning of the period	$14.49		$13.06		$13.30	$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.09)		(0.09)	(0.09)		(0.08)
Net realized and unrealized gain (loss)	0.70		2.00		0.26 (b)	3.13		0.55

Total from Investment Operations	0.66		1.91		0.17	3.04		0.47

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(c)	—	(0.00	)(c)	—
Net realized capital gains	(0.83)		(0.48)		(0.41)	(0.21)		—

Total Distributions	(0.83)		(0.48)		(0.41)	(0.21)		—

Net asset value, end of the period	$14.32		$14.49		$13.06	$13.30		$10.47

Total return(d)(e)	4.77	%(f)	15.40%		1.25%	29.67%		4.70	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$960		$1,079		$606	$134		$25
Net expenses(g)	2.00	%(h)	2.01	%(i)	2.03%	2.04%		2.05	%(h)
Gross expenses	2.28	%(h)	2.23%		2.37%	3.31%		3.18	%(h)
Net investment loss	(0.55	)%(h)	(0.69)%		(0.71)%	(0.73)%		(1.09	)%(h)
Portfolio turnover rate	34%		37%		24%	17%		12%

*	From commencement of Class operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2019, the expense limit decreased from 2.05% to 2.00%.

See accompanying notes to financial statements.

25  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class N
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018	Period Ended November 30, 2017*
Net asset value, beginning of the period	$14.85		$13.34		$13.49	$11.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.05		0.05	0.03
Net realized and unrealized gain (loss)	0.72		2.03		0.26 (b)	2.20

Total from Investment Operations	0.76		2.08		0.31	2.23

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.09)		(0.05)	—
Net realized capital gains	(0.83)		(0.48)		(0.41)	—

Total Distributions	(0.83)		(0.57)		(0.46)	—

Net asset value, end of the period	$14.78		$14.85		$13.34	$13.49

Total return(c)	5.28	%(d)	16.61%		2.31%	19.80	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,869		$3,319		$2,843	$1
Net expenses(e)	0.95	%(f)	0.98	%(g)	1.00%	1.00	%(f)
Gross expenses	1.23	%(f)	1.22%		1.35%	15.78	%(f)
Net investment income	0.55	%(f)	0.35%		0.38%	0.30	%(f)
Portfolio turnover rate	34%		37%		24%	17	%(h)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.00% to 0.95%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

|  26

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class Y
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017	Period Ended November 30, 2016*
Net asset value, beginning of the period	$14.85		$13.33		$13.48	$10.55	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.04		0.04	0.05	0.03
Net realized and unrealized gain (loss)	0.72		2.04		0.27 (b)	3.14	0.52

Total from Investment Operations	0.75		2.08		0.31	3.19	0.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.08)		(0.05)	(0.05)	—
Net realized capital gains	(0.83)		(0.48)		(0.41)	(0.21)	—

Total Distributions	(0.83)		(0.56)		(0.46)	(0.26)	—

Net asset value, end of the period	$14.77		$14.85		$13.33	$13.48	$10.55

Total return(c)	5.21	%(d)	16.65%		2.27%	30.96%	5.50	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$60,282		$63,308		$52,147	$16,053	$9,793
Net expenses(e)	1.00	%(f)	1.01	%(g)	1.02%	1.04%	1.05	%(f)
Gross expenses	1.28	%(f)	1.23%		1.37%	2.31%	2.55	%(f)
Net investment income	0.48	%(f)	0.30%		0.33%	0.40%	0.45	%(f)
Portfolio turnover rate	34%		37%		24%	17%	12%

*	From commencement of Class operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.05% to 1.00%.

See accompanying notes to financial statements.

27  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015
Net asset value, beginning of the period	$18.63		$18.13		$18.59		$15.38		$14.82		$14.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.14		0.07		0.06		0.03		0.01
Net realized and unrealized gain (loss)	(0.36)		1.90		0.91		3.41		0.83		0.47

Total from Investment Operations	(0.31)		2.04		0.98		3.47		0.86		0.48

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		—		(0.10)		(0.01)		(0.00	)(b)	—
Net realized capital gains	(1.31)		(1.54)		(1.34)		(0.25)		(0.30)		(0.44)

Total Distributions	(1.44)		(1.54)		(1.44)		(0.26)		(0.30)		(0.44)

Net asset value, end of the period	$16.88		$18.63		$18.13		$18.59		$15.38		$14.82

Total return(c)	(1.92	)%(d)(e)	13.67	%(d)	5.62	%(d)	22.86	%(d)	5.91	%(d)	3.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,131		$15,434		$17,703		$22,268		$20,502		$15,794
Net expenses	1.13	%(f)(g)	1.16	%(f)(h)	1.22	%(f)(i)	1.28	%(f)(j)	1.34	%(f)(k)	1.40%
Gross expenses	1.20	%(g)	1.21%		1.27%		1.33%		1.37%		1.40%
Net investment income	0.57	%(g)	0.84%		0.41%		0.39%		0.18%		0.05%
Portfolio turnover rate	40%		51%		54%		66%		64%		35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.15%.
(i)	Effective July 1, 2018, the expense limit decreased from 1.25% to 1.20%.
(j)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.25%.
(k)	Effective July 1, 2016, the expense limit decreased from 1.40% to 1.30%.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015
Net asset value, beginning of the period	$17.56		$17.31		$17.84		$14.87		$14.44		$14.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		0.02		(0.06)		(0.06)		(0.08)		(0.10)
Net realized and unrealized gain (loss)	(0.35)		1.77		0.87		3.28		0.81		0.46

Total from Investment Operations	(0.36)		1.79		0.81		3.22		0.73		0.36

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.31)		(1.54)		(1.34)		(0.25)		(0.30)		(0.44)

Net asset value, end of the period	$15.89		$17.56		$17.31		$17.84		$14.87		$14.44

Total return(b)	(2.33	)%(c)(d)	12.86	%(c)	4.77	%(c)	21.96	%(c)	5.14	%(c)	2.52%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,535		$6,313		$6,917		$7,429		$7,693		$5,607
Net expenses	1.88	%(e)(f)	1.91	%(e)(g)	1.96	%(e)(h)	2.03	%(e)(i)	2.09	%(e)(j)	2.15%
Gross expenses	1.95	%(f)	1.96%		2.01%		2.08%		2.12%		2.15%
Net investment income (loss)	(0.19	)%(f)	0.09%		(0.32)%		(0.37)%		(0.58)%		(0.69)%
Portfolio turnover rate	40%		51%		54%		66%		64%		35%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.95% to 1.90%.
(h)	Effective July 1, 2018, the expense limit decreased from 2.00% to 1.95%.
(i)	Effective July 1, 2017, the expense limit decreased from 2.05% to 2.00%.
(j)	Effective July 1, 2016, the expense limit decreased from 2.15% to 2.05%.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class N
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018		Period Ended November 30, 2017*
Net asset value, beginning of the period	$18.76		$18.26		$18.73		$16.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.19		0.13		0.09
Net realized and unrealized gain (loss)	(0.36)		1.91		0.89		2.36

Total from Investment Operations	(0.29)		2.10		1.02		2.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.06)		(0.15)		—
Net realized capital gains	(1.31)		(1.54)		(1.34)		—

Total Distributions	(1.50)		(1.60)		(1.49)		—

Net asset value, end of the period	$16.97		$18.76		$18.26		$18.73

Total return(b)	(1.83	)%(c)	13.93%		5.90%		15.05	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1		$1		$1
Net expenses(d)	0.85	%(e)	0.87	%(f)	0.93	%(g)	0.97	%(e)(h)
Gross expenses	110.72	%(e)	63.51%		13.54%		14.62	%(e)
Net investment income	0.83	%(e)	1.10%		0.68%		0.80	%(e)
Portfolio turnover rate	40%		51%		54%		66	%(i)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2019, the expense limit decreased from 0.90% to 0.85%.
(g)	Effective July 1, 2018, the expense limit decreased from 0.95% to 0.90%.
(h)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(i)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

|  30

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015
Net asset value, beginning of the period	$18.75		$18.25		$18.71		$15.48		$14.90		$14.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.19		0.13		0.11		0.06		0.05
Net realized and unrealized gain (loss)	(0.36)		1.90		0.90		3.41		0.85		0.47

Total from Investment Operations	(0.29)		2.09		1.03		3.52		0.91		0.52

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.05)		(0.15)		(0.04)		(0.03)		(0.01)
Net realized capital gains	(1.31)		(1.54)		(1.34)		(0.25)		(0.30)		(0.44)

Total Distributions	(1.49)		(1.59)		(1.49)		(0.29)		(0.33)		(0.45)

Net asset value, end of the period	$16.97		$18.75		$18.25		$18.71		$15.48		$14.90

Total return	(1.82	)%(b)(c)	13.94	%(b)	5.86	%(b)	23.13	%(b)	6.22	%(b)	3.56%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$156,336		$204,856		$175,017		$123,746		$104,324		$78,483
Net expenses	0.88	%(d)(e)	0.91	%(d)(f)	0.96	%(d)(g)	1.03	%(d)(h)	1.09	%(d)(i)	1.15%
Gross expenses	0.95	%(e)	0.96%		1.01%		1.08%		1.12%		1.15%
Net investment income	0.80	%(e)	1.09%		0.68%		0.64%		0.43%		0.31%
Portfolio turnover rate	40%		51%		54%		66%		64%		35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2019, the expense limit decreased from 0.95% to 0.90%.
(g)	Effective July 1, 2018, the expense limit decreased from 1.00% to 0.95%.
(h)	Effective July 1, 2017, the expense limit decreased from 1.05% to 1.00%.
(i)	Effective July 1, 2016, the expense limit decreased from 1.15% to 1.05%.

See accompanying notes to financial statements.

31  |

Notes to Financial Statements

May 31, 2020 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Global Growth Fund (the “Global Growth Fund”)

Vaughan Nelson Select Fund (the “Select Fund”)

Global Growth Fund is a diversified investment company. Select Fund is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of

|  32

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such

33  |

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of May 31, 2020, securities held by Global Growth Fund were fair valued as follows:

Equity Securities[1]	Percentage of Net Assets
$ 17,330,671	23.6%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S.

|  34

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  Select Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument or index to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as

35  |

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument or index to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded option contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced.

There were no option contracts held by the Fund as of May 31, 2020.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable,

|  36

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, distribution redesignations and partnership basis adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and partnership basis adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Growth Fund	$327,698	$1,934,303	$2,262,001
Select Fund	450,291	16,893,374	17,343,665

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

37  |

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

As of May 31, 2020, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Global Growth Fund	Select Fund
Federal tax cost	$65,452,423	$145,309,247

Gross tax appreciation	$12,236,670	$35,873,636
Gross tax depreciation	(4,346,172)	(9,247,985)

Net tax appreciation	$7,890,498	$26,625,651

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of May 31, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

i.  New Accounting Pronouncement.  In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU

|  38

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of the update and delay adoption of any new disclosures until the required effective date. Management has evaluated the impact of the adoption of ASU 2018-13 and has determined to early adopt the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels. Amended disclosures required and permitted for early adoption by ASU 2018-13 have been incorporated in the Funds’ semiannual financial statements as of May 31, 2020.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39  |

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2020, at value:

Global Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$9,068,814	$2,854,962	$—	$11,923,776
Denmark	—	847,827	—	847,827
France	—	621,892	—	621,892
Japan	—	1,715,506	—	1,715,506
Switzerland	—	7,006,400	—	7,006,400
United Kingdom	—	4,284,084	—	4,284,084
All Other Common Stocks(a)	46,061,933	—	—	46,061,933

Total Common Stocks	55,130,747	17,330,671	—	72,461,418

Short-Term Investments	—	881,503	—	881,503

Total	$55,130,747	$18,212,174	$—	$73,342,921

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Select Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$169,153,531	$—	$—	$169,153,531
Short-Term Investments	—	2,781,367	—	2,781,367

Total	$169,153,531	$2,781,367	$—	$171,934,898

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities.  For the six months ended May 31, 2020, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Global Growth Fund	$25,436,964	$23,675,114
Select Fund	76,926,261	121,175,566

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Global Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by

|  40

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, L.P. (“Natixis Advisors”), serves as investment adviser to the Select Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.50%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to Natixis Advisors are reduced by the amount of payments to Vaughan Nelson.

Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until March 31, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended May 31, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	1.25%	2.00%	0.95%	1.00%
Select Fund	1.15%	1.90%	0.85%	0.90%

Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more

41  |

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended May 31, 2020, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Global Growth Fund	$283,545	$97,182	$—	$186,363	0.80%	0.53%
Select Fund	747,823	51,860	17,404	678,559	0.75%	0.68%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2021.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

No expenses were recovered for either Fund during the six months ended May 31, 2020 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

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Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

For the six months ended May 31, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Global Growth Fund	$3,637	$1,228	$3,683
Select Fund	16,530	7,105	21,315

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended May 31, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Growth Fund	$15,725
Select Fund	44,185

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

43  |

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

For the six months ended May 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Growth Fund	$20,015
Select Fund	26,456

As of May 31, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Growth Fund	$230
Select Fund	1,138

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended May 31, 2020 were as follows:

Fund	Commissions
Global Growth Fund	$260
Select Fund	328

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each

|  44

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

g.  Affiliated Ownership.  As of May 31, 2020, Natixis and affiliates held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund
Global Growth Fund	12.07%
Select Fund	Less than 0.01%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through March 31, 2021 and is not subject to recovery under the expense limitation agreement described above.

45  |

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

For the six months ended May 31, 2020, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses
Class N
Global Growth Fund	$748
Select Fund	721

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended May 31, 2020, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	$1,106	$363	$748	$22,939
Select Fund	2,174	940	721	29,756

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended May 31, 2020, neither Fund had borrowings under this agreement.

|  46

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

8.  Risk.  The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

The Select Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5g)	Total Percentage of Ownership
Global Growth Fund	2	28.89%	12.07%	40.96%
Select Fund	2	38.55%	—	38.55%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

47  |

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2020		Year Ended November 30, 2019
Global Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	60,918	$816,540	101,439	$1,389,641
Issued in connection with the reinvestment of distributions	10,981	157,794	6,102	72,794
Redeemed	(37,209)	(494,213)	(55,427)	(758,099)

Net change	34,690	$480,121	52,114	$704,336

Class C
Issued from the sale of shares	10,496	$136,359	42,335	$518,227
Issued in connection with the reinvestment of distributions	4,387	61,682	1,896	22,333
Redeemed	(22,368)	(300,611)	(16,162)	(217,094)

Net change	(7,485)	$(102,570)	28,069	$323,466

Class N
Issued from the sale of shares	363,606	$5,000,000	651	$8,568
Issued in connection with the reinvestment of distributions	12,918	186,528	10,137	121,236
Redeemed	(16)	(210)	(449)	(6,324)

Net change	376,508	$5,186,318	10,339	$123,480

Class Y
Issued from the sale of shares	1,365,347	$19,141,112	2,246,566	$31,316,800
Issued in connection with the reinvestment of distributions	230,162	3,323,545	170,319	2,037,028
Redeemed	(1,778,389)	(22,839,552)	(2,063,704)	(28,432,431)

Net change	(182,880)	$(374,895)	353,181	$4,921,397

Increase from capital share transactions	220,833	$5,188,974	443,703	$6,072,679

|  48

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended May 31, 2020		Year Ended November 30, 2019
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	72,513	$1,177,428	73,087	$1,224,673
Issued in connection with the reinvestment of distributions	65,256	1,140,030	97,584	1,414,973
Redeemed	(247,315)	(3,720,342)	(318,610)	(5,312,893)

Net change	(109,546)	$(1,402,884)	(147,939)	$(2,673,247)

Class C
Issued from the sale of shares	12,963	$179,738	39,205	$585,542
Issued in connection with the reinvestment of distributions	25,261	417,050	39,080	537,740
Redeemed	(49,438)	(751,462)	(118,410)	(1,903,688)

Net change	(11,214)	$(154,674)	(40,125)	$(780,406)

Class N
Issued from the sale of shares	—	$—	1	$17
Issued in connection with the reinvestment of distributions	6	111	7	107
Redeemed	—	—	— (a)	(17)

Net change	6	$111	8	$107

Class Y
Issued from the sale of shares	701,633	$11,610,272	2,740,064	$44,377,144
Issued in connection with the reinvestment of distributions	835,036	14,654,872	911,924	13,277,611
Redeemed	(3,248,698)	(52,238,639)	(2,318,049)	(39,168,687)

Net change	(1,712,029)	$(25,973,495)	1,333,939	$18,486,068

Increase (decrease) from capital share transactions	(1,832,783)	$(27,530,942)	1,145,883	$15,032,522

(a)	Amount rounds to less than one share.

49  |

Semiannual Report

May 31, 2020

Loomis Sayles Senior Floating Rate and Fixed Income Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Managers:	Symbols:

John R. Bell	Class A LSFAX

Michael L. Klawitter, CFA®	Class C LSFCX

Heather M. Young, CFA®	Class N LSFNX

Loomis, Sayles & Company, L.P.	Class Y LSFYX

Investment Goal

The Fund seeks to provide a high level of current income.

1  |

Average Annual Total Returns — May 31, 20204

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 9/30/11)[1]				Class Y/A/C	Class N
NAV	-7.56%	-7.80%	1.50%	4.10%	—%	0.84%	0.81%

Class A (Inception 9/30/11)
NAV	-7.69	-8.04	1.25	3.84	—	1.09	1.06
With 3.50% Maximum Sales Charge	-10.90	-11.23	0.53	3.41	—

Class C (Inception 9/30/11)
NAV	-7.97	-8.78	0.49	3.06	—	1.84	1.81
With CDSC[2]	-8.87	-9.64	0.49	3.06	—

Class N (Inception 3/31/2017)
NAV	-7.54	-7.75	—	—	-0.01	1.11	0.76

Comparative Performance
S&P/LSTA Leveraged Loan Index[3]	-4.18	-2.86	2.57	4.09	1.84

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

9/30/11 represents the date Class Y shares were first registered for public sale under the Securities Act of 1933. 9/16/11 represents commencement of operations for Class Y shares for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	The S&P/LSTA Leveraged Loan Index covers loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leveraged loans.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2019 through May 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2019	ENDING ACCOUNT VALUE 5/31/2020	EXPENSES PAID DURING PERIOD* 12/1/2019 – 5/31/2020
Class A
Actual	$1,000.00	$923.10	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50
Class C
Actual	$1,000.00	$920.30	$8.83
Hypothetical (5% return before expenses)	$1,000.00	$1,015.80	$9.27
Class N
Actual	$1,000.00	$924.60	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	$3.99
Class Y
Actual	$1,000.00	$924.40	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.24

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.09%, 1.84%, 0.79% and 0.84% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING

ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s advisory fee to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iii) the allocation of the Fund’s brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and expense differentials against the Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or

|  6

other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings. These updates have increased in frequency during the COVID-19 crisis.

The Board most recently approved the continuation of the Agreement for a one-year period at its meeting held in June 2020. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund. They also took into consideration increases in the services provided resulting from new regulatory requirements.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.

The Board noted that, through December 31, 2019, the Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent

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third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Senior Floating Rate and Fixed Income Fund	92%	72%	44%

The Board noted that the Fund’s performance lagged that of the Fund’s category group median as determined by the independent third party for certain periods. The Board concluded that other factors relevant to performance supported renewal of the Agreement, including: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies and (2) that the Fund’s performance, although lagging in certain periods, was stronger over the long term. The Board also considered information about the Fund’s more recent performance, including how that performance had been impacted by the COVID-19 crisis.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and administrative services as well as the total expense level of the Fund. This information included comparisons (provided both by management and by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. They also took into account the additional expenses associated with the management of a senior loan fund, such as the Fund, that has a dedicated line of credit. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund has an expense cap in place and they considered the amounts waived or

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reimbursed by the Adviser for the Fund under the cap as well as the material terms of that expense cap. The Trustees also noted that the Fund’s total advisory fee rate was at the median of a peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that although the Fund’s advisory fee was not subject to breakpoints, the Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above. The Trustees also considered that the Fund has benefitted from the substantial reinvestment the Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events, including but not limited to the COVID-19 crisis, on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

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•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2021.

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LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on December 1, 2018 and ending December 31, 2019 (including updates through May 31, 2020)

Effective December 1, 2018, the Fund adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Fund to assess, manage and review its liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, the Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. The Fund’s Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

The Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If the Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). Loomis Sayles Senior Floating Rate and Fixed Income Fund has established an HLIM.

During the period from December 1, 2018 to December 31, 2019, there were no material changes to the Program and no material events that impacted the operation of the Fund’s Program. During the period, the Fund held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations during the period.

The Fund invests a significant portion of its investments in bank loan securities. These securities are less liquid than exchange traded securities and are typically classified as less liquid. During the period January 1, 2020 through May 31, 2020, the Fund held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrator, the Program approved by the Fund’s Board has been implemented effectively. The Program Administrator has also monitored, assessed and managed the Fund’s liquidity risk regularly and has determined that the Program is operating effectively.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

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Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 88.1% of Net Assets
	Aerospace & Defense — 2.1%
$11,460,685	Advanced Integration Technology LP, 2017 Term Loan B, 1-month LIBOR + 4.750%, 5.750%, 4/03/2023(a)	$9,512,368
9,457,500	DynCorp International, Inc., 2019 Term Loan B, 1-month LIBOR + 6.000%, 7.000%, 8/18/2025(a)	8,890,050
4,500,000	TransDigm, Inc., 2020 Term Loan F, 12/09/2025(b)	4,111,155
5,250,000	TransDigm, Inc., 2020 Term Loan F, 1-month LIBOR + 2.250%, 2.424%, 12/09/2025(a)	4,796,348

		27,309,921

	Airlines — 0.4%
6,417,057	Allegiant Travel Co., 2020 Term Loan, 3-month LIBOR + 3.000%, 3.434%, 2/05/2024(a)	5,143,656

	Automotive — 6.0%
2,209,677	American Axle & Manufacturing, Inc., Term Loan B, 1-month LIBOR + 2.250%, 3.000%, 4/06/2024(a)	2,106,552
6,439,528	Belron Finance U.S. LLC, 2019 USD Term Loan B, 3-month LIBOR + 2.500%, 3.260%, 10/30/2026(a)	6,246,342
15,362,924	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 4.613%, 5/19/2023(a)	9,320,225
10,744,904	Holley Purchaser, Inc., Term Loan B, 3-month LIBOR + 5.000%, 5.760%, 10/24/2025(a)	8,595,924
7,700,000	Innovative Xcessories & Services LLC, 2020 Term Loan B, 3-month LIBOR + 5.000%, 6.298%, 3/05/2027(a)	6,949,250
3,978,219	K&N Engineering, Inc., 1st Lien Term Loan, 6-month LIBOR + 4.750%, 5.822%, 10/20/2023(a)	2,689,276
9,605,105	Mister Car Wash Holdings, Inc., 2019 Term Loan B, 6-month LIBOR + 3.250%, 4.375%, 5/14/2026(a)	8,724,605
8,997,269	Panther BF Aggregator 2 LP, USD Term Loan B, 1-month LIBOR + 3.500%, 3.674%, 4/30/2026(a)	8,547,405
10,989,352	Trico Group LLC, 2019 Incremental Term Loan, 3-month LIBOR + 7.000%, 8.450%, 2/02/2024(a)	10,165,151
8,332,834	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 3.924%, 4/22/2024(a)	7,562,047
8,000,000	Wand NewCo 3, Inc., 2020 Term Loan, 2/05/2026(b)	7,620,000

		78,526,777

	Brokerage — 0.6%
3,043,902	Citadel Securities LP, 2020 Term Loan B, 1-month LIBOR + 2.750%, 2.924%, 2/27/2026(a)	2,976,693
1,000,000	Edelman Financial Center LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 3.168%, 7/21/2025(a)	952,500
3,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 6.918%, 7/20/2026(a)	3,411,486

		7,340,679

	Building Materials — 6.1%
1,296,414	American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 1-month LIBOR + 2.000%, 2.174%, 1/15/2027(a)	1,242,470

See accompanying notes to financial statements.

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Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Building Materials — continued
$7,829,827	Big Ass Fans LLC, 2018 Term Loan, 3-month LIBOR + 3.750%, 5.200%, 5/21/2024(a)	$6,498,756
12,384,659	CPG International, Inc., 2017 Term Loan, 3-month LIBOR + 3.750%, 5.933%, 5/05/2024(a)	11,899,552
4,000,000	Floor and Decor Outlets of America, Inc., 2020 Incremental Term Loan B1, 2/15/2027(b)	3,920,000
10,666,556	Interior Logic Group Holdings IV LLC, 2018 Term Loan B, 1-month LIBOR + 4.000%, 4.174%, 5/30/2025(a)	9,653,234
8,488,158	Janus International Group LLC, 2018 1st Lien Term Loan, LIBOR + 3.750%, 4.823%, 2/12/2025(c)	7,851,546
9,158,213	Jeld-Wen, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 2.000%, 3.450%, 12/14/2024(a)	8,611,010
7,310,020	Mannington Mills, Inc., 2019 Term Loan B, 3-month LIBOR + 4.000%, 5.450%, 8/06/2026(a)	6,871,419
10,417,381	NCI Building Systems, Inc., 2018 Term Loan, 1-month LIBOR + 3.750%, 3.948%, 4/12/2025(a)	9,896,512
6,827,518	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 2.500%, 2.674%, 2/01/2027(a)	6,476,789
6,887,388	Wilsonart LLC, 2017 Term Loan B, 3-month LIBOR + 3.250%, 4.710%, 12/19/2023(a)	6,456,926

		79,378,214

	Cable Satellite — 0.7%
4,888,940	CSC Holdings LLC, 2019 Term Loan B5, 1-month LIBOR + 2.500%, 2.684%, 4/15/2027(a)	4,708,684
3,834,390	Terrier Media Buyer, Inc., Term Loan B, 3-month LIBOR + 4.250%, 5.700%, 12/17/2026(a)	3,684,619
900,000	Ziggo Financing Partnership, USD Term Loan I, 1-month LIBOR + 2.500%, 2.684%, 4/30/2028(a)	858,123

		9,251,426

	Chemicals — 1.5%
3,981,548	Hexion, Inc., USD Exit Term Loan, 3-month LIBOR + 3.500%, 4.940%, 7/01/2026(a)	3,771,283
1,550,000	Momentive Performance Materials, Inc., Term Loan B, 5/15/2024(b)	1,453,125
7,153,450	Natgasoline LLC, Term Loan B, 3-month LIBOR + 3.500%, 4.313%, 11/14/2025(a)	6,867,312
8,092,500	Polymer Additives, Inc., 2018 1st Lien Term Loan, LIBOR + 6.000%, 6.861%, 7/31/2025(c)	5,138,737
2,283,278	Univar, Inc., 2019 USD Term Loan B5, 3-month LIBOR + 2.000%, 3.450%, 7/01/2026(a)	2,186,238

		19,416,695

	Construction Machinery — 0.4%
3,414,286	CTOS LLC, 2020 Term Loan B, 1-month LIBOR + 4.250%, 4.421%, 4/18/2025(a)	3,274,881
3,266,549	Onsite Rental Group Pty Ltd., Note, 6.100%, 10/26/2023(d)(e)(f)(g)	1,698,606

		4,973,487

See accompanying notes to financial statements.

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Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 7.1%
$13,196,309	Access CIG LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 3.924%, 2/27/2025(a)	$12,361,642
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 7.924%, 2/27/2026(a)	5,975,273
16,382,672	ASP MCS Acquisition Corp., Term Loan B, 6-month LIBOR + 4.750%, 5.750%, 5/18/2024(a)	8,109,423
6,688,445	BIFM CA Buyer, Inc., Term Loan B, 3-month LIBOR + 3.750%, 4.113%, 6/01/2026(a)	6,437,628
6,189,802	Boing U.S. Holdco, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 4.250%, 10/03/2024(a)	5,725,567
7,920,667	Boing U.S. Holdco, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.500%, 8.500%, 10/03/2025(a)	6,376,137
3,911,765	Creative Artists Agency LLC, 2019 Term Loan B, 11/27/2026(b)	3,741,603
9,124,998	Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 1-month LIBOR + 2.750%, 2.924%, 8/21/2025(a)	8,509,061
3,078,000	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1-month LIBOR + 3.750%, 4.750%, 4/09/2027(a)	3,014,532
1,890,000	DG Investment Intermediate Holdings 2, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 7.500%, 2/02/2026(a)	1,512,000
1,045,981	Garda World Security Corp., 2019 1st Lien Term Loan B, 3-month LIBOR + 4.750%, 4.930%, 10/30/2026(a)	1,015,909
14,493,123	Southern Graphics, Inc., 2018 Term Loan B, 3-month LIBOR + 3.250%, 4.700%, 12/31/2022(a)	7,554,540
5,159,112	Sterling Midco Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.500%, 6/19/2024(a)	4,178,881
3,615,154	Thoughtworks, Inc., 2020 Term Loan, 3-month LIBOR + 3.750%, 5.200%, 10/11/2024(a)	3,434,396
2,500,000	West Corp., 2017 Term Loan, 3-month LIBOR + 4.000%, 5.450%, 10/10/2024(a)	2,027,775
6,550,000	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 2.750%, 2.930%, 5/18/2025(a)	5,008,392
9,079,650	Xerox Business Services LLC, USD Term Loan B, 1-month LIBOR + 2.500%, 2.674%, 12/07/2023(a)	7,791,520

		92,774,279

	Consumer Products — 8.8%
32,496,740	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 3-month LIBOR + 6.500%, 7.950%, 7/25/2022(a)	25,324,384
2,094,066	Anastasia Parent LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 5.200%, 8/11/2025(a)(e)(h)	674,457
8,976,571	Augusta Sportswear Group, Inc., Term Loan B, 2-month LIBOR + 4.500%, 5.500%, 10/26/2023(a)	6,956,842
6,073,270	Callaway Golf Co., Term Loan B, 1-month LIBOR + 4.500%, 4.684%, 1/02/2026(a)	5,982,171
8,351,649	CWGS Group LLC, 2016 Term Loan, 1-month LIBOR + 2.750%, 4.116%, 11/08/2023(i)	7,470,216
8,270,084	Highline Aftermarket Acquisition LLC, 2018 Term Loan B, 6-month LIBOR + 3.500%, 4.625%, 4/26/2025(a)	7,277,674

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Products — continued
$11,530,163	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 6-month LIBOR + 4.000%, 5.072%, 5/01/2024(a)	$9,973,591
16,103,880	Polyconcept Investments BV, USD 2016 Term Loan B, 3-month LIBOR + 4.500%, 5.950%, 8/16/2023(a)	12,641,546
4,224,202	Serta Simmons Bedding LLC, 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.610%, 11/08/2023(i)	1,714,646
16,335,507	Serta Simmons Bedding LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 9.020%, 11/08/2024(a)(e)(h)	803,217
12,228,447	SIWF Holdings Inc., 1st Lien Term Loan, 6-month LIBOR + 4.250%, 5.322%, 6/15/2025(a)	10,720,313
5,684,073	Strategic Partners Acquisition Corp., 2016 Term Loan, 1-month LIBOR + 3.750%, 4.750%, 6/30/2023(a)	5,371,449
6,155,782	Thor Industries, Inc., USD Term Loan B, 1-month LIBOR + 3.750%, 4.123%, 2/01/2026(i)	5,924,940
8,764,820	Weight Watchers International, Inc., 2017 Term Loan B, 1-month LIBOR + 4.750%, 5.500%, 11/29/2024(a)	8,516,513
6,783,987	Wellness Merger Sub, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.250%, 5.250%, 6/30/2024(a)	6,207,348

		115,559,307

	Diversified Manufacturing — 0.5%
4,987,374	Engineered Machinery Holdings, Inc., 2018 Incremental Term Loan, 3-month LIBOR + 4.250%, 5.700%, 7/19/2024(a)	4,675,663
1,672,667	Granite Holdings U.S. Acquisition Co., Term Loan B, 3-month LIBOR + 5.250%, 6.322%, 9/30/2026(a)	1,405,040

		6,080,703

	Electric — 2.1%
2,688,649	Carroll County Energy LLC, Term Loan B, 3-month LIBOR + 3.500%, 4.950%, 2/15/2026(a)	2,547,495
8,371,859	CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.674%, 8/08/2025(a)	7,576,532
5,204,843	KAMC Holdings, Inc., 2019 Term Loan, LIBOR + 4.000%, 4.362%, 8/14/2026(c)	4,320,019
2,320,980	Oregon Clean Energy LLC, Term Loan, 1-month LIBOR + 3.750%, 4.750%, 3/01/2026(a)	2,193,326
4,662,611	Revere Power LLC, Term Loan B, 1-month LIBOR + 4.250%, 4.424%, 3/29/2026(a)	3,800,028
331,985	Revere Power LLC, Term Loan C, 1-month LIBOR + 4.250%, 4.424%, 3/29/2026(a)	270,568
7,427,873	West Deptford Energy Holdings LLC, Term Loan B, 1-month LIBOR + 3.750%, 3.924%, 8/03/2026(a)	6,536,528

		27,244,496

	Environmental — 0.5%
6,634,737	EnergySolutions LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 5.200%, 5/09/2025(a)	5,938,089

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — 3.0%
$17,553,141	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 4.674%, 2/28/2025(a)	$16,236,655
329	AqGen Ascensus, Inc., 2017 Repriced Term Loan, 6-month LIBOR + 4.000%, 5.072%, 12/03/2022(a)	312
9,263,394	LifeMiles Ltd., Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 8/18/2022(a)	7,148,283
3,000,000	NAB Holdings LLC, 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 4.450%, 7/01/2024(a)	2,797,500
10,725,105	Teneo Holdings LLC, Term Loan, 3-month LIBOR + 5.250%, 6.250%, 7/11/2025(a)	9,759,846
3,255,723	Victory Capital Management, Inc., 2020 Term Loan B, 3-month LIBOR + 2.500%, 3.937%, 7/01/2026(a)	3,144,474

		39,087,070

	Gaming — 0.4%
5,000,000	Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 12/23/2024(b)	4,507,500
1,317,404	PCI Gaming Authority, Term Loan, 5/29/2026(b)	1,247,687

		5,755,187

	Health Insurance — 0.7%
4,025,655	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 3.424%, 12/31/2025(a)	3,790,154
5,885,959	Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1-month LIBOR + 4.000%, 4.174%, 9/03/2026(a)	5,644,635

		9,434,789

	Healthcare — 3.4%
4,766,215	Carestream Dental Equipment, Inc, 2017 1st Lien Term Loan, 6-month LIBOR + 3.250%, 4.322%, 9/01/2024(a)	3,955,959
2,350,000	DuPage Medical Group Ltd., 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 7.750%, 8/15/2025(a)	1,903,500
8,551,000	Gentiva Health Services, Inc., 2020 Term Loan, 1-month LIBOR + 3.250%, 3.438%, 7/02/2025(a)	8,294,470
7,812,348	Global Education Management Systems Establishment, Term Loan, 3-month LIBOR + 5.000%, 6.000%, 7/31/2026(a)	7,369,622
2,897,710	Life Time Fitness, Inc., 2017 Term Loan B, LIBOR + 2.750%, 3.750%, 6/10/2022(c)	2,553,607
4,696,055	National Mentor Holdings, Inc., 2019 Term Loan B, LIBOR + 4.250%, 4.721%, 3/09/2026(c)	4,536,389
213,277	National Mentor Holdings, Inc., 2019 Term Loan C, 3-month LIBOR + 4.250%, 5.710%, 3/09/2026(a)	206,025
3,237,457	Onex TSG Intermediate Corp., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.450%, 7/31/2022(a)	2,816,588
5,000,000	Surgery Center Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 3.250%, 4.250%, 9/03/2024(a)	4,564,050
250,000	Surgery Center Holdings, Inc., 2020 Term Loan B, 1-month LIBOR + 8.000%, 9.000%, 9/03/2024(a)	251,250
8,640,393	Verscend Holding Corp., 2018 Term Loan B, 1-month LIBOR + 4.500%, 4.674%, 8/27/2025(a)	8,343,423

		44,794,883

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Home Construction — 0.8%
$4,349,854	Hayward Industries, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.674%, 8/05/2024(a)	$4,203,046
6,160,634	LBM Borrower LLC, 2018 1st Lien Term Loan, LIBOR + 3.750%, 4.822%, 8/20/2022(c)	5,934,724

		10,137,770

	Independent Energy — 0.2%
6,160,000	California Resources Corp., Second Out Term Loan, 12/31/2021(e)(h)(j)	281,574
23,593,712	Gavilan Resources LLC, 2nd Lien Term Loan, 3/01/2024(e)(h)(j)	2,005,465

		2,287,039

	Industrial Other — 4.9%
5,434,593	ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan, 3-month LIBOR + 3.500%, 4.950%, 9/27/2024(a)	4,743,965
7,461,300	APi Group DE, Inc., Term Loan B, 1-month LIBOR + 2.500%, 2.674%, 10/01/2026(a)	7,159,714
7,475,198	CIBT Global, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.200%, 6/03/2024(a)	5,023,333
4,329,646	GBT III BV, Delayed Draw Term Loan, 2/26/2027(b)	3,680,199
5,170,354	GBT III BV, Term Loan, 2/26/2027(b)	4,394,801
16,303,509	Harland Clarke Holdings Corp., Term Loan B7, 3-month LIBOR + 4.750%, 5.750%, 11/03/2023(a)	10,017,365
3,518,000	Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, 1-month LIBOR + 1.750%, 1.924%, 3/01/2027(a)	3,333,305
15,196,600	International Textile Group, Inc., 1st Lien Term Loan, 3-month LIBOR + 5.000%, 6.433%, 5/01/2024(a)	7,294,368
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.433%, 5/01/2025(a)(e)(h)	3,835,720
10,625,703	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 5/11/2023(a)	8,500,562
8,899,617	WireCo WorldGroup, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.000%, 6.072%, 9/30/2023(a)	6,674,713

		64,658,045

	Integrated Energy — 0.5%
503,000	Matador Bidco S.a.r.l., 2020 Incremental Term Loan, 1-month LIBOR + 4.750%, 4.924%, 10/15/2026(a)	462,131
6,913,000	Matador Bidco S.a.r.l., Term Loan, 1-month LIBOR + 4.750%, 4.924%, 10/15/2026(a)	6,351,319

		6,813,450

	Internet & Data — 4.0%
4,256,000	Buzz Merger Sub Ltd., Term Loan B, 1-month LIBOR + 2.750%, 2.924%, 1/29/2027(a)	4,117,680
4,139,134	CareerBuilder LLC, Term Loan, 3-month LIBOR + 6.750%, 8.200%, 7/31/2023(a)	3,704,525
7,306,000	Castle U.S. Holding Corp., USD Term Loan B, 1-month LIBOR + 3.750%, 5.200%, 1/29/2027(a)	6,761,119
10,571,339	EIG Investors Corp., 2018 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.750%, 2/09/2023(a)	10,236,545

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Internet & Data — continued
$9,526,599	MH Sub I LLC, 2017 1st Lien Term Loan, 6-month LIBOR + 3.750%, 4.822%, 9/13/2024(a)	$9,203,552
8,830,000	MH Sub I LLC, 2017 2nd Lien Term Loan, 6-month LIBOR + 7.500%, 8.572%, 9/15/2025(a)	7,947,000
11,799,638	WeddingWire, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.500%, 5.950%, 12/19/2025(a)	10,855,666

		52,826,087

	Leisure — 3.1%
2,290,000	Cineworld Ltd., Incremental Term Loan, 2/05/2027(b)	1,383,824
9,644,535	Crown Finance U.S., Inc., 2018 USD Term Loan, 3-month LIBOR + 2.250%, 3.322%, 2/28/2025(a)	7,096,738
4,019,800	Crown Finance U.S., Inc., 2019 Incremental Term Loan, 6-month LIBOR + 2.500%, 3.572%, 9/30/2026(a)	3,014,850
7,872,268	Kingpin Intermediate Holdings LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 4.500%, 7/03/2024(a)	6,297,814
3,798,469	Playpower, Inc., 2019 Term Loan, 3-month LIBOR + 5.500%, 6.950%, 5/08/2026(a)	3,000,791
8,893,710	PUG LLC, USD Term Loan, 1-month LIBOR + 3.500%, 3.674%, 2/12/2027(a)	7,759,762
6,464,068	Recess Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.200%, 9/30/2024(a)	5,225,100
7,620,000	Thunder Finco Pty Ltd., Term Loan B, 1-month LIBOR + 4.250%, 5.000%, 11/26/2026(a)	6,553,200

		40,332,079

	Lodging — 1.1%
4,174,583	Aimbridge Acquisition Co., Inc., 2019 Term Loan B, 3-month LIBOR + 3.750%, 5.017%, 2/02/2026(a)	3,527,522
12,844,214	Golden Nugget, Inc., 2017 Incremental Term Loan B, LIBOR + 2.500%, 3.455%, 10/04/2023(c)	11,003,895

		14,531,417

	Media Entertainment — 2.2%
3,397,169	Diamond Sports Group LLC, Term Loan, 1-month LIBOR + 3.250%, 3.420%, 8/24/2026(a)	2,908,826
2,855,178	iHeartCommunications, Inc., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.174%, 5/01/2026(a)	2,662,453
7,223,867	ION Media Networks, Inc., 2019 Term Loan B, 3-month LIBOR + 3.000%, 3.813%, 12/18/2024(a)	6,882,973
4,000,000	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 3-month LIBOR + 4.000%, 5.450%, 5/04/2022(a)	3,400,000
2,945,285	Meredith Corp., 2020 Term Loan B2, 3-month LIBOR + 2.500%, 3.260%, 1/31/2025(a)	2,838,519
9,700,000	Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 4.500%, 5.500%, 7/03/2026(a)	9,069,500
1,259,667	Project Sunshine IV PTY Ltd., 2017 Term Loan B, 1-month LIBOR + 7.000%, 8.000%, 8/21/2022(a)	1,133,700

		28,895,971

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Metals & Mining — 1.6%
$11,050,009	GrafTech Finance, Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 4.500%, 2/12/2025(a)	$10,552,758
13,893,213	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 5.000%, 5/01/2025(a)(g)	10,280,978

		20,833,736

	Midstream — 1.4%
8,336,775	Lower Cadence Holdings LLC, Term Loan B, 1-month LIBOR + 4.000%, 4.174%, 5/22/2026(a)	7,044,575
1,680,992	Prairie ECI Acquiror LP, Term Loan B, 3/11/2026(b)	1,513,414
11,051,313	Prairie ECI Acquiror LP, Term Loan B, 3-month LIBOR + 4.750%, 6.200%, 3/11/2026(a)	9,949,607

		18,507,596

	Oil Field Services — 0.9%
20,150,760	Covia Holdings Corp., Term Loan, 3-month LIBOR + 4.000%, 5.387%, 6/01/2025(a)	12,128,339

	Pharmaceuticals — 0.4%
5,231,081	Akorn, Inc., Term Loan B, 1-month LIBOR + 14.500%, 15.500%, (0.750% PIK, 14.750% Cash), 4/16/2021(a)(j)(k)	4,466,977
947,027	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 2.921%, 11/27/2025(a)	923,825

		5,390,802

	Property & Casualty Insurance — 0.9%
1,142,281	Applied Systems, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.700%, 9/19/2024(a)	1,106,825
760,760	AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, 2/12/2027(b)	747,446
815,955	AssuredPartners, Inc., 2020 Term Loan B, 1-month LIBOR + 3.500%, 3.674%, 2/12/2027(a)	776,006
7,370,540	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 4.500%, 12/20/2024(a)	7,086,480
2,584,523	USI, Inc., 2019 Incremental Term Loan B, 1-month LIBOR + 4.000%, 4.174%, 12/02/2026(a)	2,503,756

		12,220,513

	Refining — 1.0%
14,504,421	Delek U.S. Holdings, Inc., 2018 Term Loan B, 1-month LIBOR + 2.250%, 2.424%, 3/31/2025(a)	12,476,848

	REITs – Retail — 1.4%
13,939,029	Brookfield Property REIT, Inc., 1st Lien Term Loan B, 1-month LIBOR + 2.500%, 2.674%, 8/27/2025(a)	10,538,882
8,660,926	Forest City Enterprises LP, 2019 Term Loan B, 1-month LIBOR + 3.500%, 3.674%, 12/08/2025(a)	8,137,633

		18,676,515

	Restaurants — 3.2%
6,718,453	Bojangles’ Restaurants, Inc., Term Loan, 1-month LIBOR + 4.750%, 4.924%, 1/28/2026(a)	6,264,957

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Restaurants — continued
$2,992,462	Carrols Restaurant Group, Inc., Term Loan B, LIBOR + 3.250%, 3.751%, 4/30/2026(c)	$2,600,629
11,728,197	Flynn Restaurant Group LP, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.674%, 6/27/2025(a)	10,350,134
7,637,586	Portillo’s Holdings LLC, 2019 1st Lien Term Loan B3, 3-month LIBOR + 5.500%, 6.950%, 9/06/2024(a)	6,612,851
20,817,898	Red Lobster Management LLC, Term Loan B, LIBOR + 5.250%, 6.250%, 7/28/2021(c)	16,654,319

		42,482,890

	Retailers — 3.3%
6,571,462	Array Canada, Inc., Term Loan B, 3-month LIBOR + 5.000%, 6.450%, 2/10/2023(a)(e)(h)	3,241,900
16,988,628	At Home Holding III, Inc., Term Loan, 3-month LIBOR + 3.500%, 4.500%, 6/03/2022(a)	11,042,608
16,045,886	BDF Acquisition Corp., 1st Lien Term Loan, 2-month LIBOR + 5.250%, 6.250%, 8/14/2023(a)	11,472,809
4,192,889	EG Group Ltd., 2018 USD Term Loan B, 6-month LIBOR + 4.000%, 5.072%, 2/07/2025(a)	3,962,280
4,729,740	Kontoor Brands, Inc., Term Loan B, 1-month LIBOR + 4.250%, 4.418%, 5/15/2026(a)	4,469,604
5,701,825	Staples, Inc., 7 Year Term Loan, 3-month LIBOR + 5.000%, 5.687%, 4/16/2026(a)	5,035,453
5,741,689	The Talbots, Inc., 2018 Term Loan B, 3-month LIBOR + 7.000%, 8.450%, 11/28/2022(a)	4,334,975

		43,559,629

	Supermarkets — 1.1%
15,007,280	BI-LO Holding LLC, Exit Term Loan B, LIBOR + 8.000%, 9.124%, 5/31/2024(c)	14,573,120

	Technology — 9.2%
6,441,334	Aptean, Inc., 2019 Term Loan, 1-month LIBOR + 4.250%, 4.424%, 4/23/2026(a)	5,901,872
4,885,822	CommScope, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 3.424%, 4/06/2026(a)	4,684,282
6,232,945	Corel Corp., 2019 Term Loan, 3-month LIBOR + 5.000%, 5.363%, 7/02/2026(a)	5,858,968
3,522,626	Cornerstone OnDemand, Inc., Term Loan B, 2-month LIBOR + 4.250%, 5.348%, 4/22/2027(a)	3,469,786
8,975,703	Finastra USA, Inc., USD 1st Lien Term Loan, LIBOR + 3.500%, 4.500%, 6/13/2024(c)	8,138,001
10,194,450	Helios Software Holdings, Inc., USD Term Loan, 6-month LIBOR + 4.250%, 5.322%, 10/24/2025(a)	9,735,700
9,523,669	Hyland Software, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 7.750%, 7/07/2025(a)	9,055,390
8,474,347	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.183%, 4/01/2022(a)(e)(h)	1,949,100
1,149,000	MA FinanceCo. LLC, 2020 USD Term Loan B, 5/29/2025(b)	1,128,893
10,755,500	McAfee LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 9.500%, 9/29/2025(a)	10,728,611

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$3,673,168	Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 4.250%, 6.130%, 4/26/2024(a)	$3,517,058
8,981,735	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.250%, 5.010%, 5/16/2025(a)(e)(h)	8,547,648
6,323,200	S2P Acquisition Borrower, Inc., Term Loan, 3-month LIBOR + 4.000%, 5.073%, 8/14/2026(i)	5,912,192
6,906,306	Sirius Computer Solutions, Inc., 2020 Term Loan, 1-month LIBOR + 3.500%, 3.674%, 7/01/2026(a)	6,725,015
13,327,387	SurveyMonkey, Inc., 2018 Term Loan B, 1-week LIBOR + 3.750%, 3.850%, 10/10/2025(a)	12,860,928
14,142,269	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 4.377%, 8/20/2025(a)	11,439,823
5,328,000	Vertiv Group Corp., Term Loan B, 1-month LIBOR + 3.000%, 3.330%, 3/02/2027(a)	5,101,560
6,025,389	Web.com Group, Inc., 2018 Term Loan B, 3-month LIBOR + 3.750%, 4.945%, 10/10/2025(a)	5,643,802

		120,398,629

	Transportation Services — 1.9%
6,442,094	AI Mistral Holdco Ltd., 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.000%, 3/11/2024(a)	4,863,781
6,682,431	Deliver Buyer, Inc., Term Loan B, 3-month LIBOR + 5.000%, 6.450%, 5/01/2024(a)	6,248,073
8,159,734	Uber Technologies, Inc., 2018 Term Loan, 1-month LIBOR + 4.000%, 5.000%, 4/04/2025(a)	7,960,881
5,668,893	Verra Mobility Corp., 2020 Term Loan B, 1-month LIBOR + 3.250%, 3.424%, 2/28/2025(a)	5,357,104

		24,429,839

	Wireless — 0.3%
4,137,391	Asurion LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 6.674%, 8/04/2025(a)	4,114,139

	Wirelines — 0.4%
5,729,590	Avaya, Inc., 2018 Term Loan B, 1-month LIBOR + 4.250%, 4.434%, 12/15/2024(a)	5,322,789

	Total Senior Loans (Identified Cost $1,381,808,349)	1,153,606,900

Bonds and Notes — 7.5%
	Aerospace & Defense — 0.7%
3,500,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	3,480,330
5,500,000	TransDigm, Inc., 6.500%, 7/15/2024	5,390,000

		8,870,330

	Brokerage — 0.3%
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.250%, 6/03/2026, 144A	4,531,250

	Building Materials — 0.4%
5,000,000	JELD-WEN, Inc., 6.250%, 5/15/2025, 144A	5,150,000

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Chemicals — 0.6%
$5,814,000	Atotech Alpha 2 BV, 9.500% PIK or 8.750% Cash, 6/01/2023, 144A(l)	$5,814,000
1,715,000	PolyOne Corp., 5.750%, 5/15/2025, 144A	1,798,606

		7,612,606

	Construction Machinery — 0.3%
3,500,000	United Rentals North America, Inc., 4.625%, 10/15/2025	3,559,062

	Consumer Cyclical Services — 0.4%
1,370,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	1,466,215
3,635,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	3,687,253

		5,153,468

	Diversified Manufacturing — 0.3%
3,320,000	WESCO Distribution, Inc., 7.125%, 6/15/2025, 144A	3,320,000

	Financial Other — 0.5%
6,500,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	6,630,000

	Independent Energy — 0.4%
3,679,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(d)(e)(f)(g)(j)	—
4,009,000	Bellatrix Exploration Ltd., 12.500%, (9.500% PIK, 3.000% Cash), 12/15/2023(d)(e)(f)(g)(j)(m)	—
5,800,000	Occidental Petroleum Corp., 2.700%, 8/15/2022	5,336,000

		5,336,000

	Leisure — 0.3%
4,510,000	AMC Entertainment Holdings, Inc., 10.500%, 4/15/2025, 144A	3,968,800

	Lodging — 0.1%
1,000,000	Wyndham Destinations, Inc., 3.900%, 3/01/2023	930,000

	Media Entertainment — 0.3%
4,500,000	AMC Networks, Inc., 4.750%, 8/01/2025	4,533,750

	Metals & Mining — 0.1%
1,060,000	Kaiser Aluminum Corp., 6.500%, 5/01/2025, 144A	1,087,825

	Non-Agency Commercial Mortgage-Backed Securities — 0.3%
6,353,581	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 7.110%, 8/15/2024, 144A(a)	4,001,206

	Property & Casualty Insurance — 0.9%
12,335,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	12,396,675

	REITs – Hotels — 0.2%
50,000	Service Properties Trust, 3.950%, 1/15/2028	38,535
2,750,000	Service Properties Trust, 4.250%, 2/15/2021	2,654,237
550,000	Service Properties Trust, 4.350%, 10/01/2024	484,222
20,000	Service Properties Trust, 4.500%, 6/15/2023	17,682
40,000	Service Properties Trust, 4.750%, 10/01/2026	32,771
100,000	Service Properties Trust, 4.950%, 2/15/2027	80,828

		3,308,275

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Mortgage — 0.5%
$5,000,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	$4,675,000
1,750,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	1,487,500

		6,162,500

	Technology — 0.9%
4,500,000	Cardtronics, Inc./Cardtronic USA, Inc., 5.500%, 5/01/2025, 144A	4,230,000
3,500,000	j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc., 6.000%, 7/15/2025, 144A	3,644,375
3,500,000	PTC, Inc., 3.625%, 2/15/2025, 144A	3,517,500
710,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	762,362

		12,154,237

	Total Bonds and Notes (Identified Cost $104,699,531)	98,705,984

Shares
Common Stocks — 0.2%
	Chemicals — 0.1%
193,746	Hexion Holdings Corp., Class B(e)(h)(n)	1,356,222

	Energy Equipment & Services — 0.1%
61,854	Ameriforge Group, Inc.(e)(h)(n)	1,546,350

	Oil, Gas & Consumable Fuels — 0.0%
1,474,879	Bellatrix Exploration Ltd.(d)(e)(f)(g)(n)	—

	Specialty Retail — 0.0%
1,790,513	Onsite Rental Group Pty Ltd.(d)(e)(f)(g)(n)	—

	Total Common Stocks (Identified Cost $9,434,417)	2,902,572

Principal Amount
Short-Term Investments – 3.6%
$47,396,048	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/2020 at 0.000% to be repurchased at $47,396,048 on 6/01/2020 collateralized by $42,060,000 U.S. Treasury Note, 2.500% due 1/31/2025 valued at $46,619,094; $1,685,000 U.S. Treasury Note, 1.500% due 1/31/2022 valued at $1,730,116 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $47,396,048)	47,396,048

	Total Investments — 99.4% (Identified Cost $1,543,338,345)	1,302,611,504
	Other assets less liabilities — 0.6%	7,512,827

	Net Assets — 100.0%	$1,310,124,331

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of May 31, 2020 is disclosed.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

(b)	Position is unsettled. Contract rate was not determined at May 31, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2020. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(d)	Securities subject to restriction on resale. At May 31, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 8.500%	6/04/2019	$3,605,420	$—	—
Bellatrix Exploration Ltd., 12.500%, (9.500% PIK, 3.000% Cash)	6/04/2019	2,645,940	—	—
Bellatrix Exploration Ltd.	6/04/2019	1,853,525	—	—
Onsite Rental Group Pty Ltd.	11/03/2017	—	—	—
Onsite Rental Group Pty Ltd., Note	11/03/2017	2,384,581	1,698,606	0.1%

(e)	Illiquid security.
(f)	Fair valued by the Fund’s adviser. At May 31, 2020, the value of these securities amounted to $1,698,606 or 0.1% of net assets.
(g)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At May 31, 2020, the value of these securities amounted to $24,241,653 or 1.9% of net assets. See Note 2 of Notes to Financial Statements.
(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2020.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended May 31, 2020, interest payments were made in cash and principal.
(l)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended May 31, 2020, interest payments were made in cash.
(m)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(n)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the value of Rule 144A holdings amounted to $75,648,897 or 5.8% of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of May 31, 2020 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Industry Summary at May 31, 2020 (Unaudited)

Technology	10.1%
Consumer Products	8.8
Consumer Cyclical Services	7.5
Building Materials	6.5
Automotive	6.0
Industrial Other	4.9
Internet & Data	4.0
Financial Other	3.5
Healthcare	3.4
Leisure	3.4
Retailers	3.3
Restaurants	3.2
Aerospace & Defense	2.8
Media Entertainment	2.5
Chemicals	2.2
Electric	2.1
Other Investments, less than 2% each	21.6
Short-Term Investments	3.6

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Statement of Assets and Liabilities

May 31, 2020 (Unaudited)

ASSETS
Investments at cost	$1,543,338,345
Net unrealized depreciation	(240,726,841)

Investments at value	1,302,611,504
Cash	1,689,114
Receivable for Fund shares sold	2,958,963
Receivable for securities sold	52,530,128
Interest receivable	11,229,013
Prepaid expenses (Note 7)	240,292

TOTAL ASSETS	1,371,259,014

LIABILITIES
Payable for securities purchased	55,255,694
Payable for Fund shares redeemed	3,095,808
Distributions payable	1,360,658
Management fees payable (Note 5)	511,158
Deferred Trustees’ fees (Note 5)	218,886
Administrative fees payable (Note 5)	44,848
Payable to distributor (Note 5d)	10,638
Other accounts payable and accrued expenses	636,993

TOTAL LIABILITIES	61,134,683

NET ASSETS	$1,310,124,331

NET ASSETS CONSIST OF:
Paid-in capital	$1,955,603,005
Accumulated loss	(645,478,674)

NET ASSETS	$1,310,124,331

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$191,032,487

Shares of beneficial interest	23,244,249

Net asset value and redemption price per share	$8.22

Offering price per share (100/96.50 of net asset value) (Note 1)	$8.52

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$162,462,720

Shares of beneficial interest	19,833,232

Net asset value and offering price per share	$8.19

Class N shares:
Net assets	$206,770

Shares of beneficial interest	25,129

Net asset value, offering and redemption price per share	$8.23

Class Y shares:
Net assets	$956,422,354

Shares of beneficial interest	116,225,617

Net asset value, offering and redemption price per share	$8.23

See accompanying notes to financial statements.

|  26

Statement of Operations

For the Six Months Ended May 31, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$60,889,644
Dividends	536,068

61,425,712

Expenses
Management fees (Note 5)	5,653,800
Service and distribution fees (Note 5)	1,272,609
Administrative fees (Note 5)	416,644
Trustees’ fees and expenses (Note 5)	37,355
Transfer agent fees and expenses (Notes 5 and 6)	793,719
Audit and tax services fees	43,023
Commitment fees (Note 7)	970,370
Custodian fees and expenses	109,814
Interest expense (Note 8)	339,741
Legal fees (Note 7)	56,441
Registration fees	23,962
Shareholder reporting expenses	91,837
Miscellaneous expenses (Note 7)	339,537

Total expenses	10,148,852
Less waiver and/or expense reimbursement (Note 5)	(998,160)

Net expenses	9,150,692

Net investment income	52,275,020

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments	(164,688,070)
Net change in unrealized appreciation (depreciation) on:
Investments	(63,892,671)

Net realized and unrealized loss on investments	(228,580,741)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(176,305,721)

See accompanying notes to financial statements.

27  |

Statement of Changes in Net Assets

	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
FROM OPERATIONS:
Net investment income	$52,275,020	$199,203,062
Net realized loss on investments	(164,688,070)	(100,995,097)
Net change in unrealized appreciation (depreciation) on investments	(63,892,671)	(55,600,205)

Net increase (decrease) in net assets resulting from operations	(176,305,721)	42,607,760

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,637,464)	(24,587,758)
Class C	(4,753,271)	(15,323,348)
Class N	(6,773)	(14,378)
Class Y	(42,504,828)	(161,058,588)

Total distributions	(53,902,336)	(200,984,072)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(920,799,580)	(1,351,606,447)

Net decrease in net assets	(1,151,007,637)	(1,509,982,759)
NET ASSETS
Beginning of the period	2,461,131,968	3,971,114,727

End of the period	$1,310,124,331	$2,461,131,968

See accompanying notes to financial statements.

|  28

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015
Net asset value, beginning of the period	$9.16		$9.62		$9.89	$9.88		$9.69		$10.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.57		0.53	0.51		0.56		0.55
Net realized and unrealized gain (loss)	(0.94)		(0.45)		(0.26)	0.03		0.21		(0.68)

Total from Investment Operations	(0.70)		0.12		0.27	0.54		0.77		(0.13)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.58)		(0.54)	(0.53)		(0.58)		(0.58)

Net asset value, end of the period	$8.22		$9.16		$9.62	$9.89		$9.88		$9.69

Total return(b)	(7.69	)%(c)(d)	1.23	%(c)	2.78%	5.53	%(c)	8.31	%(c)	(1.33	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$191,032		$297,634		$532,551	$450,633		$367,850		$361,834
Net expenses	1.09	%(e)(f)(g)	1.06	%(e)(h)	1.05%	1.05	%(e)	1.05	%(e)	1.07	%(e)(i)
Gross expenses	1.20	%(f)(g)	1.09	%(h)	1.05%	1.08%		1.13%		1.08	%(i)
Net investment income	5.45	%(f)	6.03%		5.42%	5.14%		5.84%		5.45%
Portfolio turnover rate	34%		52%		65%	87%		75%		67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.16%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.08%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.06%.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015
Net asset value, beginning of the period	$9.12		$9.59		$9.86	$9.85		$9.67		$10.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.50		0.46	0.43		0.49		0.48
Net realized and unrealized gain (loss)	(0.92)		(0.46)		(0.26)	0.03		0.20		(0.68)

Total from Investment Operations	(0.72)		0.04		0.20	0.46		0.69		(0.20)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.51)		(0.47)	(0.45)		(0.51)		(0.51)

Net asset value, end of the period	$8.19		$9.12		$9.59	$9.86		$9.85		$9.67

Total return(b)	(7.97	)%(c)(d)	0.36	%(c)	2.02%	4.76	%(c)	7.41	%(c)	(2.06	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$162,463		$233,387		$337,088	$318,635		$300,811		$287,330
Net expenses	1.84	%(e)(f)(g)	1.81	%(e)(h)	1.80%	1.80	%(e)	1.80	%(e)	1.82	%(e)(i)
Gross expenses	1.95	%(f)(g)	1.84	%(h)	1.80%	1.83%		1.88%		1.83	%(i)
Net investment income	4.70	%(f)	5.28%		4.66%	4.38%		5.10%		4.71%
Portfolio turnover rate	34%		52%		65%	87%		75%		67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.91%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.83%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.81%.

See accompanying notes to financial statements.

|  30

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018	Period Ended November 30, 2017*
Net asset value, beginning of the period	$9.17		$9.63		$9.90	$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.60		0.57	0.37
Net realized and unrealized gain (loss)	(0.93)		(0.45)		(0.27)	(0.05)

Total from Investment Operations	(0.68)		0.15		0.30	0.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.61)		(0.57)	(0.38)

Net asset value, end of the period	$8.23		$9.17		$9.63	$9.90

Total return(b)	(7.54	)%(c)	1.54%		3.08%	3.28	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$207		$242		$191	$104
Net expenses(d)	0.79	%(e)(f)	0.76	%(g)	0.74%	0.75	%(e)
Gross expenses	1.51	%(e)(f)	1.11	%(g)	0.95%	0.92	%(e)
Net investment income	5.76	%(e)	6.33%		5.77%	5.63	%(e)
Portfolio turnover rate	34%		52%		65%	87	%(h)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.47%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 1.09%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended May 31, 2020 (Unaudited)		Year Ended November 30, 2019		Year Ended November 30, 2018	Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015
Net asset value, beginning of the period	$9.17		$9.63		$9.90	$9.89		$9.70		$10.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.59		0.56	0.54		0.59		0.58
Net realized and unrealized gain (loss)	(0.94)		(0.45)		(0.26)	0.02		0.21		(0.68)

Total from Investment Operations	(0.69)		0.14		0.30	0.56		0.80		(0.10)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.60)		(0.57)	(0.55)		(0.61)		(0.61)

Net asset value, end of the period	$8.23		$9.17		$9.63	$9.90		$9.89		$9.70

Total return	(7.56	)%(b)(c)	1.49	%(b)	3.03%	5.79	%(b)	8.58	%(b)	(1.08	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$956,422		$1,929,869		$3,101,286	$2,179,284		$1,458,394		$1,293,175
Net expenses	0.84	%(d)(e)(f)	0.81	%(d)(g)	0.80%	0.80	%(d)	0.80	%(d)	0.82	%(d)(h)
Gross expenses	0.94	%(e)(f)	0.84	%(g)	0.80%	0.83%		0.88%		0.83	%(h)
Net investment income	5.68	%(e)	6.28%		5.70%	5.41%		6.09%		5.69%
Portfolio turnover rate	34%		52%		65%	87%		75%		67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.91%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.83%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.81%.

See accompanying notes to financial statements.

|  32

Notes to Financial Statements

May 31, 2020 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Fund”).

The Fund is a non-diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.50%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to

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Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or

|  34

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of May 31, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$24,241,653	1.9%	$1,698,606	0.1%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of May 31, 2020 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably

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Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to premium amortization, defaulted and/or non-income producing securities, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

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Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2019 was as follows:

2019 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$200,984,072	$ —	$200,984,072

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of November 30, 2019, capital loss carryforwards were as follows:

Capital loss carryforward:
Short-term:
No expiration date	$(58,545,454)
Long-term:
No expiration date	(177,836,750)

Total capital loss carryforward	$(236,382,204)

As of May 31, 2020, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$1,543,926,904

Gross tax appreciation	$11,124,776
Gross tax depreciation	(252,440,176)

Net tax depreciation	$(241,315,400)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

e.  Senior Loans.  The Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often

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Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

f.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of May 31, 2020, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Unfunded Loan Commitments.  The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statement of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

As of May 31, 2020, the Fund did not have any unfunded loan commitments.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

i.  New Accounting Pronouncement.  In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. An entity is permitted to early adopt any eliminated or modified disclosures upon issuance of the update and delay adoption of any new disclosures until the required effective date. Management has evaluated the impact of the adoption of ASU 2018-13 and has determined to early adopt the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels. Amended disclosures required and permitted for early adoption by ASU 2018-13 have been incorporated in the Fund’s semiannual financial statements as of May 31, 2020.

In March 2020, the FASB issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than December 31, 2021, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

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Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans
Construction Machinery	$—	$3,274,881	$1,698,606	(b)	$4,973,487
Metals & Mining	—	10,552,758	10,280,978	(c)	20,833,736
All Other Senior Loans(a)	—	1,127,799,677	—		1,127,799,677

Total Senior Loans	—	1,141,627,316	11,979,584		1,153,606,900

Bonds and Notes
Independent Energy	—	5,336,000	—	(d)	5,336,000
All Other Bonds and Notes(a)	—	93,369,984	—		93,369,984

Total Bonds and Notes	—	98,705,984	—		98,705,984

|  40

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Common Stocks
Oil, Gas & Consumable Fuels	$—	$—	$—	(d)	$—
Specialty Retail	—	—	—	(d)	—
All Other Common Stocks(a)	—	2,902,572	—		2,902,572

Total Common Stocks	—	2,902,572	—		2,902,572

Short-Term Investments	—	47,396,048	—		47,396,048

Total	$—	$1,290,631,920	$11,979,584		$1,302,611,504

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued at zero by the Fund’s adviser using level 3 inputs.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2019 and/or May 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Senior Loans
Construction Machinery	$—		$69,952	$—	$(1,539,899)	$—
Internet & Data	8,911,883		1,790	(2,244,669)	1,613,805	—
Leisure	6,672,769		5,793	(957,783)	1,077,808	—
Metals & Mining	—		3,301	(1,164,921)	(923,232)	—
Bonds and Notes
Independent Energy	2,207,400	(a)	105,717	—	(2,313,117)	—
Common Stocks
Oil, Gas & Consumable Fuels	—	(b)	—	—	—	—
Specialty Retail	—	(b)	—	—	—	—

Total	$17,792,052		$186,553	$(4,367,373)	$(2,084,635)	$—

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Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2020
Senior Loans
Construction Machinery	$—	$3,168,553	$—	$1,698,606		$(1,539,899)
Internet & Data	(8,282,809)	—	—	—		—
Leisure	(6,798,587)	—	—	—		—
Metals & Mining	(2,901,713)	15,267,543	—	10,280,978		(923,232)
Bonds and Notes
Independent Energy	—	—	—	—	(b)	(2,313,117)
Common Stocks
Oil, Gas & Consumable Fuels	—	—	—	—	(b)	—
Specialty Retail	—	—	—	—	(b)	—

Total	$(17,983,109)	$18,436,096	$—	$11,979,584		$(4,776,248)

(a)	Includes a security fair valued at zero using Level 3 inputs.
(b)	Fair valued at zero.

A debt security valued at $3,168,553 was transferred from Level 2 to Level 3 during the period ended May 31, 2020. At November 30, 2019, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At May 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $15,267,543 was transferred from Level 2 to Level 3 during the period ended May 31, 2020. At November 30, 2019, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At May 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

4.  Purchases and Sales of Securities.  For the six months ended May 31, 2020, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $598,870,192 and $1,392,552,435, respectively. Purchases and sales of U.S Government/Agency securities (excluding short-term investments and including paydowns) were $0 and $64,717,969, respectively.

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Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.60%, calculated daily and payable monthly, based on the Fund’s average daily managed assets, which include borrowings used for leverage.

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until March 31, 2021, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended May 31, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.05%	1.80%	0.75%	0.80%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

For the six months ended May 31, 2020, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$5,653,800	$997,423	$4,656,377	0.60%	0.49%

[1]	Management fee waiver is subject to possible recovery until November 30, 2021.

No expenses were recovered for the Fund during the six months ended May 31, 2020 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2020, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$295,580	$244,257	$732,772

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Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended May 31, 2020, the administrative fees were as follows:

Administrative Fees
$416,644

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended May 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $690,030.

As of May 31, 2020, the Fund owes Natixis Distribution $10,638 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended May 31, 2020 amounted to $69,754.

45  |

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

|  46

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

g.  Affiliated Ownership.  As of May 31, 2020, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Fund representing 0.65% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through March 31, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended May 31, 2020, Natixis Advisors reimbursed the Fund $737 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended May 31, 2020, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Class A	Class C	Class N	Class Y
$100,605	$83,312	$737	$609,065

7.  Line of Credit.  The Fund has entered into a syndicated, committed, secured line of credit with Sumitomo Mitsui Banking Corporation (the “Administrative Agent”), the Bank of Nova Scotia, Houston Branch and National Australia Bank Limited (each a “Lender” and together with the Administrative Agent “Lenders”) under which it may borrow for investment or liquidity purposes. The commitment of the Lenders to make loans to the Fund shall not exceed $500,000,000 at any one time. Under the terms of the agreement, the Lenders are entitled to a security interest in the assets of the Fund as collateral. Interest is charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.400% per annum payable to the Administrative Agent for the account of each Lender is accrued by the Fund based on the unused portion of the line of credit. The Fund paid the Administrative Agent an upfront fee of $500,000 and an administrative agent fee of $25,000, for a total of $525,000, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

47  |

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

For the six months ended May 31, 2020, the Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $123,928,571 at a weighted average interest rate of 2.01%. Interest expense incurred on the line of credit was $337,234.

8.  Interest Expense.  The Fund may incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended May 31, 2020 is reflected on the Statement of Operations.

9.  Risk.  The Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The senior loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk rate risk (including risks associated with the expected transition away from LIBOR at the end of 2021). There may also be less public information available about senior loans as compared to other debt securities.

Senior loans are generally less liquid than many other debt securities. Transactions in senior loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time (greater than seven days) after the sale. As a result, the proceeds related to the sale of senior loans may not be available to make additional investments or to meet the Fund’s redemption obligations until substantial period (greater than seven days) after the sale of the loans.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts (including accounts owned by affiliates) representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5%

|  48

Notes to Financial Statements (continued)

May 31, 2020 (Unaudited)

of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
1	7.38%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2020		Year Ended November 30, 2019
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,498,651	$30,957,436	11,352,519	$107,268,254
Issued in connection with the reinvestment of distributions	602,430	5,189,976	2,072,528	19,516,280
Redeemed	(13,367,272)	(116,338,029)	(36,272,461)	(342,204,148)

Net change	(9,266,191)	$(80,190,617)	(22,847,414)	$(215,419,614)

Class C
Issued from the sale of shares	1,242,296	$11,132,421	3,446,000	$32,420,123
Issued in connection with the reinvestment of distributions	390,787	3,346,647	1,147,744	10,768,750
Redeemed	(7,377,269)	(63,341,864)	(14,167,839)	(132,923,527)

Net change	(5,744,186)	$(48,862,796)	(9,574,095)	$(89,734,654)

Class N
Issued from the sale of shares	1,022	$9,280	34,709	$325,455
Issued in connection with the reinvestment of distributions	792	6,773	1,523	14,350
Redeemed	(3,078)	(24,276)	(29,658)	(281,223)

Net change	(1,264)	$(8,223)	6,574	$58,582

Class Y
Issued from the sale of shares	35,608,262	$311,946,717	112,517,435	$1,065,538,225
Issued in connection with the reinvestment of distributions	3,583,242	31,099,559	12,351,005	116,400,274
Redeemed	(133,526,494)	(1,134,784,220)	(236,452,634)	(2,228,449,260)

Net change	(94,334,990)	$(791,737,944)	(111,584,194)	$(1,046,510,761)

Decrease from capital share transactions	(109,346,631)	$(920,799,580)	(143,999,129)	$(1,351,606,447)

49  |

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 21, 2020

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	July 21, 2020